Accounts and Bills Receivable, net (Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts receivable	¥ 18,588	$ 2,857	¥ 17,052
Less: Allowance for doubtful accounts	(2,467)	(379)	(3,213)
Accounts receivable, net of allowance for doubtful accounts	16,121	2,478	13,839
Bills receivable	4,002	615	15,614
Accounts and bills receivable, net	¥ 20,123	$ 3,093	¥ 29,453